Restatement of Previously Issued Financial Statements (Tables)	8 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of restatement of balance sheets
	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$346,421,401	$—	$346,421,401
Liabilities and shareholders’ equity
Total current liabilities	$126,220	$—	$126,220
Deferred legal fees	—		—
Deferred underwriting commissions	12,075,000	—	12,075,000
Derivative warrant liabilities	—	29,415,500	29,415,500
Total liabilities	12,201,220	29,415,500	41,616,720
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption shareholders’ equity	329,220,171	(29,415,491)	299,804,680
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	161	291	452
Class B ordinary shares – $0.0001 par value	863	—	863
Additional paid-in-capital	5,160,164	9,301,230	14,461,394
Accumulated deficit	(161,178)	(9,301,230)	(9,462,708)
Total shareholders’ equity	5,000,010	(9)	5,000,001
Total liabilities and shareholders’ equity	$346,421,401	$—	$346,421,401

Schedule of restatement of operations
	Period From May 6, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(352,308)	$—	$(352,308)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(8,613,000)	(8,613,000)
Financing cost derivative warrant liabilities	—	(688,530)	(688,530)
Interest earned on investments held in Trust Account	191,130	—	191,130
Total other (expense) income	191,130	(9,301,530)	(9,110,400)
Net loss	$(161,178)	$(9,301,530)	$(9,462,708)

Basic and Diluted weighted-average Class A ordinary shares outstanding	34,312,500	—	34,312,500
Basic and Diluted net loss per Class A share	$0.01	—	$0.01
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,280,711	—	8,280,711
Basic and Diluted net loss per Class B share	$(0.04)	$(1.12)	$(1.17)

Schedule of restatement of cash flows
	Period From May 6, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(161,178)	$(9,301,530)	$(9,462,708)
Change in fair value of derivative warrant liabilities	—	8,613,000	8,613,000
Financing Costs – derivative warrant liabilities	—	688,530	688,530
Net cash used in operating activities	(427,301)	—	(427,301)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,524,614	—	346,524,614
Net change in cash	$1,097,313	$—	$1,097,313